WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.3%
	ARGENTINA — 2.6%
90	MercadoLibre, Inc.*	$73,234
	AUSTRALIA — 3.6%
485	Atlassian Corp. PLC - Class A*	101,520
	CANADA — 6.4%
880	Canadian Pacific Railway Ltd.	69,406
285	Lululemon Athletica, Inc.*	88,495
680	Shopify, Inc. - Class A*	23,684
		181,585
	CHINA — 8.4%
8,500	Li Ning Co., Ltd.	68,949
2,200	Meituan - Class B*	49,353
4,800	WuXi AppTec Co., Ltd. - Class H	58,148
6,500	Wuxi Biologics Cayman, Inc.*	62,219
		238,669
	CYPRUS — 0.0%
550	TCS Group Holding PLC - GDR*,1	—
	FRANCE — 8.5%
390	Gaztransport Et Technigaz S.A.	53,792
75	Hermes International	102,898
120	LVMH Moet Hennessy Louis Vuitton S.E.	83,325
		240,015
	GERMANY — 5.9%
585	Carl Zeiss Meditec A.G.	85,377
180	Sartorius A.G.	80,516
		165,893
	HONG KONG — 2.7%
6,950	Techtronic Industries Co., Ltd.	77,122
	INDIA — 2.4%
1,090	HDFC Bank Ltd. - ADR	68,452
	INDONESIA — 2.0%
115,850	Bank Central Asia Tbk P.T.	57,608
	ITALY — 4.5%
5,750	Davide Campari-Milano N.V.	63,837

WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
1,250	Moncler S.p.A.	$62,663
		126,500
	JAPAN — 2.0%
142	Keyence Corp.	56,281
	NETHERLANDS — 11.9%
67	Adyen N.V.*	120,521
375	ASM International N.V.	115,193
175	ASML Holding N.V.	100,527
		336,241
	NORWAY — 1.1%
16,770	AutoStore Holdings Ltd.*	31,226
	RUSSIA — 0.0%
885	Yandex N.V. - Class A*,1	—
	SWEDEN — 4.5%
340	Evolution A.B.	32,990
9,250	Nibe Industrier A.B. - B Shares	93,186
		126,176
	SWITZERLAND — 10.9%
9,330	Glencore PLC*	52,877
120	Lonza Group A.G.	72,926
670	Straumann Holding A.G.	90,613
310	VAT Group A.G.	90,259
		306,675
	TAIWAN — 2.5%
800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	70,784
	UNITED KINGDOM — 2.6%
500	Spirax-Sarco Engineering PLC	72,950
	UNITED STATES — 2.8%
225	EPAM Systems, Inc.*	78,581
	TOTAL COMMON STOCKS
	(Cost $2,727,709)	2,409,512

WCM International Long-Term Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.2%
$119,537	UMB Bank Demand Deposit, 1.48%[2]	$119,537
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $119,537)	119,537
	TOTAL INVESTMENTS — 89.5%
	(Cost $2,847,246)	2,529,049
	Other Assets in Excess of Liabilities — 10.5%	297,998
	TOTAL NET ASSETS — 100.0%	$2,827,047

ADR – American Depository Receipt
GDR – Global Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.